Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 23, 2021 EUR (€) € / shares shares	Jul. 23, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) € / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) € / shares shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jul. 14, 2021 $ / shares	Feb. 09, 2021 $ / shares	Jan. 14, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Net loss							€ (800)	€ (4,035)	€ (11,633)	€ (11,759)	€ (15,481)	€ (13,978)	€ (8,747)
Negative cash flows from operating activities									(5,880)	(6,055)	€ (6,598)	€ (6,592)	€ (7,331)
Increase in shares issued (in shares) | shares	1,126,127	1,126,127	443,414	443,414	621,170	621,170
Purchase price | (per share)	€ 7.52		€ 22.27		€ 13.33									$ 8.88	$ 26.95	$ 16.16
Proceeds from issue of ordinary shares in the form of ADS	€ 8,500	$ 10	€ 9,900	$ 12	€ 8,300	$ 10			€ 26,619	€ 0